Schedule of Investments(a)
Invesco India ETF (PIN)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.50%
Communication Services-3.54%
Bharti Airtel Ltd.	519,985	$ 2,558,259
Bharti Infratel Ltd.	272,525	971,875
Sun TV Network Ltd.	26,662	182,182
Tata Communications Ltd.	21,556	146,724
Vodafone Idea Ltd.(b)	2,612,337	258,153
Zee Entertainment Enterprises Ltd.	168,130	877,373
		4,994,566
Consumer Discretionary-7.86%
Bajaj Auto Ltd.	27,529	1,003,669
Bharat Forge Ltd.	59,040	363,029
Bosch Ltd.(b)	2,248	471,316
Eicher Motors Ltd.	4,244	1,002,905
Exide Industries Ltd.	64,676	170,980
Hero MotoCorp Ltd.	31,034	1,061,272
Mahindra & Mahindra Ltd.	184,489	1,473,488
Maruti Suzuki India Ltd.	38,317	3,042,546
Motherson Sumi Systems Ltd.	300,381	464,885
Page Industries Ltd.	1,563	411,229
Tata Motors Ltd., Class A(b)	120,918	114,073
Titan Co. Ltd.	98,519	1,505,697
		11,085,089
Consumer Staples-10.75%
Britannia Industries Ltd.	18,293	691,182
Colgate-Palmolive (India) Ltd.	20,694	356,638
Dabur India Ltd.	168,004	1,041,583
Emami Ltd.	34,547	160,536
Gillette India Ltd.	2,484	257,646
GlaxoSmithKline Consumer Healthcare Ltd.	3,208	345,311
Godrej Consumer Products Ltd.	116,768	1,014,204
Hindustan Unilever Ltd.	224,578	5,631,822
ITC Ltd.	932,800	3,652,615
Marico Ltd.	143,134	762,180
Nestle India Ltd.	7,330	1,244,230
		15,157,947
Energy-14.96%
Bharat Petroleum Corp. Ltd.	316,380	1,592,785
Coal India Ltd.	459,959	1,362,716
Hindustan Petroleum Corp. Ltd.	193,251	749,801
Indian Oil Corp. Ltd.	673,076	1,366,274
Mangalore Refinery & Petrochemicals Ltd.	63,466	55,028
Oil & Natural Gas Corp. Ltd.	957,280	1,923,025
Oil India Ltd.	82,523	190,429
Petronet LNG Ltd.	166,449	570,697
Reliance Industries Ltd.(b)	783,841	13,290,028
		21,100,783
Financials-18.09%
Bajaj Finance Ltd.	54,972	2,592,404
Bajaj Holdings & Investment Ltd.	8,477	418,430
Bandhan Bank Ltd.(c)	37,835	264,435
GRUH Finance Ltd.	55,833	199,489
HDFC Life Insurance Co. Ltd., REGS(c)	123,071	879,472
Housing Development Finance Corp. Ltd.	472,468	14,561,481
ICICI Lombard General Insurance Co. Ltd., REGS(c)	50,720	890,264
ICICI Prudential Life Insurance Co., Ltd., REGS(c)	96,934	566,159
Indiabulls Housing Finance Ltd.	103,688	807,375
L&T Finance Holdings Ltd.	152,159	219,108
LIC Housing Finance Ltd.	78,406	589,960
	Shares	Value
Financials-(continued)
Mahindra & Mahindra Financial Services Ltd.	93,572	$ 414,636
Muthoot Finance Ltd.	30,479	269,386
Power Finance Corp. Ltd.(b)	200,895	320,538
RBL Bank Ltd., REGS(c)	100,109	586,559
REC Ltd.	207,882	423,170
Reliance Capital Ltd.	38,903	29,495
Shriram Transport Finance Co. Ltd.	53,189	749,487
Yes Bank Ltd.	543,404	720,483
		25,502,331
Health Care-5.84%
Alkem Laboratories Ltd.	12,811	323,018
Aurobindo Pharma Ltd.	84,049	698,015
Biocon Ltd.	90,012	294,932
Cadila Healthcare Ltd.	77,897	256,978
Cipla Ltd.	102,189	770,692
Divi’s Laboratories Ltd.	25,247	599,655
Dr Reddys Laboratories Ltd.	25,771	962,674
Glenmark Pharmaceuticals Ltd.	43,830	271,480
Lupin Ltd.	70,305	778,242
Piramal Enterprises Ltd.	29,188	767,562
Sun Pharmaceutical Industries Ltd.	346,997	2,152,809
Torrent Pharmaceuticals Ltd.	12,814	310,015
Wockhardt Ltd.(b)	9,252	41,882
		8,227,954
Industrials-5.53%
ABB India Ltd.	16,121	319,153
Adani Enterprises Ltd.	83,695	155,761
Adani Ports & Special Economic Zone Ltd.	221,455	1,215,532
Ashok Leyland Ltd.	372,292	377,025
Bharat Electronics Ltd.	185,403	276,409
Bharat Heavy Electricals Ltd.	264,956	226,237
Container Corp. Of India Ltd.	65,690	488,771
Cummins India Ltd.	21,099	217,253
GMR Infrastructure Ltd.(b)	457,927	99,528
Godrej Industries Ltd.	22,288	149,796
Havells India Ltd.	76,100	711,741
InterGlobe Aviation Ltd., REGS(c)	30,479	692,426
Larsen & Toubro Ltd.	106,746	2,146,345
Siemens Ltd.	27,090	450,844
Voltas Ltd.	31,473	265,503
		7,792,324
Information Technology-20.82%
HCL Technologies Ltd.	171,229	2,568,104
Infosys Ltd.	1,196,733	13,656,388
Larsen & Toubro Infotech Ltd., REGS(c)	8,972	197,076
Mphasis Ltd.	23,329	318,436
Oracle Financial Services Software Ltd.	6,803	335,366
Tata Consultancy Services Ltd.	285,539	9,132,033
Tech Mahindra Ltd.	149,769	1,385,339
Wipro Ltd.	457,113	1,763,060
		29,355,802
Materials-9.25%
ACC Ltd.	14,292	322,108
Ambuja Cements Ltd.	245,525	715,658
Asian Paints Ltd.	91,232	2,007,971
Berger Paints India Ltd.	73,888	354,562
Castrol India Ltd.	153,677	269,531
Hindalco Industries Ltd.	284,231	785,479
Hindustan Zinc Ltd.	74,225	232,884
Jindal Steel & Power Ltd.(b)	127,231	248,709

Invesco India ETF (PIN)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
JSW Steel Ltd.	373,128	$ 1,281,187
Kansai Nerolac Paints Ltd.	41,008	254,657
NMDC Ltd.	232,996	368,200
Pidilite Industries Ltd.	38,662	697,304
Steel Authority of India Ltd.(b)	314,316	195,348
Tata Steel Ltd.	91,630	573,873
UltraTech Cement Ltd.	33,052	2,086,487
UPL Ltd.	170,058	1,471,644
Vedanta Ltd.	528,207	1,178,646
		13,044,248
Real Estate-0.31%
DLF Ltd.	167,954	434,099
Utilities-2.55%
GAIL (India) Ltd.	346,134	643,074
JSW Energy Ltd.(b)	121,152	119,532
NHPC Ltd.	764,366	246,139
NTPC Ltd.	752,919	1,385,213
Power Grid Corp. of India Ltd.	243,541	744,564
	Shares	Value
Utilities-(continued)
Reliance Infrastructure Ltd.	40,779	$ 27,953
Reliance Power Ltd.(b)	174,151	8,844
Tata Power Co., Ltd. (The)	300,158	263,815
Torrent Power Ltd.	36,563	162,284
		3,601,418
Total Common Stocks & Other Equity Interests (Cost $147,439,833)		140,296,561

Money Market Funds-2.70%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $3,806,102)	3,806,102	3,806,102
TOTAL INVESTMENTS IN SECURITIES-102.20% (Cost $151,245,935)		144,102,663
OTHER ASSETS LESS LIABILITIES-(2.20)%		(3,107,737)
NET ASSETS-100.00%		$140,994,926

Investment Abbreviations:
REGS	-Regulation S

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $4,076,391, which represented 2.89% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$36,359,805	$103,936,756	$-	$140,296,561
Money Market Funds	3,806,102	-	-	3,806,102
Total Investments	$40,165,907	$103,936,756	$-	$144,102,663